Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table summarizes the total compensation paid to our NEOs versus the performance of the Company for the fiscal years ended December 31, 2022, 2021 and 2020.

Year	Summary Compensation Table Total for John W. Kemper, CEO	Compensation Actually Paid to John W. Kemper, CEO (1)	Average Summary Compensation Table Total for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On		Net Income (In thousands)	Company Selected Measure - Revenue (4) (In thousands)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
2022	$5,316,890	$5,621,498	$1,579,538	$1,656,782	$121.89	$116.18	$500,020	$1,509,226
2021	4,842,307	5,584,200	1,515,035	1,874,354	115.42	124.82	540,590	1,425,876
2020	3,662,396	3,524,001	1,413,242	1,249,382	103.49	91.34	353,885	1,346,746
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(1)    Compensation Actually Paid (CAP) amounts include total compensation per the Summary Compensation Table, less Grant Date Fair Value of Restricted Stock Awards (RSA) and SARs, less Change in Pension Value, plus service cost of the pension, plus the change in fair value of equity awards during the current year. For years 2022, 2021 and 2020, there was no service cost for the Pre-2005 CERP and the Qualified pension plan as the benefits were frozen for all three years. A reconciliation of the CAP is shown in the table below:

Year	Summary Compensation Table Total	Deduct: Change in Pension Value	Deduct: Stock Awards	Add: Change in Value of Stock Awards during FY	Deduct: Option Awards	Add: Change in Value of Option Awards during FY	Add: Dividends on Restricted Stock	Compensation Actually Paid
John W. Kemper, CEO
2022	$5,316,890	$—	$(1,961,278)	$1,946,298	$(537,494)	$708,388	$148,694	$5,621,498
2021	4,842,307	—	(2,163,361)	2,624,995	—	148,813	131,446	5,584,200
2020	3,662,396	—	(1,938,280)	1,778,128	—	(89,133)	110,890	3,524,001

Average Other NEOs (2)
2022	$1,579,538	$—	$(458,731)	$457,090	$(20,932)	$62,606	$37,211	$1,656,782
2021	1,515,035	—	(507,775)	712,306	(41,867)	144,606	52,049	1,874,354
2020	1,413,242	(48,969)	(562,751)	448,110	(41,869)	(17,847)	59,466	1,249,382
(2)    NEOs included in the Average Calculations are:
2022: Messrs. Charles G. Kim, Kevin G. Barth, Robert S. Holmes and John K. Handy
2021: Messrs. Charles G. Kim, Kevin G. Barth, Robert S. Holmes and David W. Kemper
2020: Messrs. Charles G. Kim, David W. Kemper, Kevin G. Barth, and John K. Handy
(3)    Peer Group Total Shareholder Return using the KBW NASDAQ Regional Banking Index
(4)    Revenue is selected as the most important performance measurement for the current year other than net income which is also presented in the table. Revenue is calculated as net interest income and non-interest income (including securities gains/losses).

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	NEOs included in the Average Calculations are:
2022: Messrs. Charles G. Kim, Kevin G. Barth, Robert S. Holmes and John K. Handy
2021: Messrs. Charles G. Kim, Kevin G. Barth, Robert S. Holmes and David W. Kemper
2020: Messrs. Charles G. Kim, David W. Kemper, Kevin G. Barth, and John K. Handy

Peer Group Issuers, Footnote [Text Block]	Peer Group Total Shareholder Return using the KBW NASDAQ Regional Banking Index
PEO Total Compensation Amount	$ 5,316,890	$ 4,842,307	$ 3,662,396
PEO Actually Paid Compensation Amount	5,621,498	5,584,200	3,524,001
Non-PEO NEO Average Total Compensation Amount	1,579,538	1,515,035	1,413,242
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,656,782	1,874,354	1,249,382
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following charts demonstrate the relationship between actual compensation paid to John W. Kemper, the Company’s CEO, and average compensation paid to other NEOs and various performance measures of the Company for the fiscal years ended December 31, 2022, 2021 and 2020.
Total compensation for the CEO and other NEOs, as disclosed in the Summary Compensation Table, is comprised of salaries and equity awards based on Company performance factors from the prior year. The CAP calculation for each year includes changes in fair market value adjustments on vesting and outstanding equity awards during the year. The CAP adjustment fluctuates due to the market conditions for the Company stock and also reflects Company performance in each of the years.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The following table lists the most important financial performance measures used by the Company to link compensation actually paid to our NEOs to the performance of the Company for the fiscal year ended December 31, 2022.

Most Important Performance Measures for 2022	Description
Net Income	GAAP Net Income compared to target
Actual Revenue	Revenue is net interest income and non-interest income (including securities gains/losses) compared to target
Actual Return on Equity	ROE compared to peers
	In setting base salaries for the CEO and other NEOs, the Company considers market data comparisons to similar positions with peer banks in order to determine the appropriateness of the base salary levels. For cash bonuses and equity compensation awards, the Company considers Company's prior year performance measures including: actual net income as compared to target; actual revenue as compared to target; and actual return on equity compared to peer banks. See the "Annual Cash Incentive Compensation" section of the Compensation Discussion and Analysis for further detail.
Total Shareholder Return Amount	$ 121.89	115.42	103.49
Peer Group Total Shareholder Return Amount	116.18	124.82	91.34
Net Income (Loss)	$ 500,020,000	$ 540,590,000	$ 353,885,000
Company Selected Measure Amount	1,509,226,000	1,425,876,000	1,346,746,000
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,961,278)	(2,163,361)	(1,938,280)
PEO [Member] | Change in Value of Stock Awards During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,946,298	2,624,995	1,778,128
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(537,494)	0	0
PEO [Member] | Change in Value of Option Awards during FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	708,388	148,813	(89,133)
PEO [Member] | Dividends on Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	148,694	131,446	110,890
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(48,969)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(458,731)	(507,775)	(562,751)
Non-PEO NEO [Member] | Change in Value of Stock Awards During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	457,090	712,306	448,110
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,932)	(41,867)	(41,869)
Non-PEO NEO [Member] | Change in Value of Option Awards during FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,606	144,606	(17,847)
Non-PEO NEO [Member] | Dividends on Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 37,211	$ 52,049	$ 59,466